VESSELS	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
VESSELS
11.   VESSELS

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2010	657,890	(198,858)	459,032
Depreciation	—	(22,759)
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to vessel held for sale	(74,455)	52,932
Impairment loss	(41,597)	—
Disposal of vessels	(236,257)	157,415
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826
Depreciation	—	(11,079)
Balance at December 31, 2013	305,581	(42,834)	262,747

In August 2012, the VLCC Hampstead was contracted to be sold to an unrelated third party, but the sale was not completed due to the buyer's default, and we retained the deposit received in the amount of $2.4 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million (including the deposit received). In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel was classified as held for sale at December 31, 2012.

At December 31, 2013, the Company owned four Capesize vessels.

Total depreciation expense was $11.1 million, $20.5 million, and $22.8 million in the years ended December 31, 2013, 2012 and 2011, respectively. These amounts include depreciation for the VLCCs of nil , $9.4 million and $11.7 million in the years ended December 31, 2013, 2012 and 2011, respectively, which are recorded in discontinued operations.